PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -      PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2019	2018
Cost:
Land and buildings	$14,863	$13,077
Machinery and equipment	52,872	51,017
Motor vehicles	410	410
Office furniture and equipment	1,811	1,802
Software	1,420	1,248
	71,376	67,554

Less: Accumulated depreciation	50,368	46,130
Depreciated cost	$21,008	$21,424

Depreciation expenses amounted to $4,238, $4,051 and $3,807 for the years ended December 31, 2019, 2018 and 2017, respectively.